UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Centaurus Capital LP
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Address:   33 Cavendish Square, 16th Floor
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           London, W1G OPW, United Kingdom
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Form 13F File Number:  028-11856

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Leary
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Title:     Director of Centaurus Capital Limited, in its capacity
             as General Partner of Centaurus Capital LP
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Phone:     011 44 20 7 852 3800
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Signature, Place, and Date of Signing:

/s/ Paul Leary             London, United Kingdom         February 12, 2010
-------------------    ------------------------------   ---------------------
   [Signature]                 [City, State]                   [Date]

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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        13
                                               -------------

Form 13F Information Table Value Total:        $184,585
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Form 13F File Number        Name

1             028-11857                   Centaurus Capital Limited
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

          COLUMN 1               COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7      COLUMN 8

                                                                                                                   VOTING AUTHORITY
                                                          VALUE        SHRS OR        PUT/   INVESTMENT  OTHER    SOLE  SHARED  NONE
       NAME OF ISSUER         TITLE OF CLASS    CUSIP     (X$1000)    PRN AMT  SH/PRN CALL  DISCRETION   MANAGER
3COM CORP                          COM       885535104    41,621    5,549,453   SH            OTHER        1         5,549,453
AFFILIATED COMPUTER SERVICES      CL A       008190100    7,355      123,221    SH            OTHER        1           123,221
ALLION HEALTHCARE INC              COM       019615103     188        28,634    SH            OTHER        1            28,634
BURLINGTON NORTHN SANTA FE C       COM       12189T104    36,718     372,314    SH            OTHER        1           372,314
FGX INTERNATIONAL HLDGS LTD      ORD SHS     G3396L102    4,541      231,808    SH            OTHER        1           231,808
FINANCIAL FED CORP                 COM       317492106     581        21,116    SH            OTHER        1            21,116
GENESIS LEASE LTD                  ADR       37183T107    11,890    1,331,495   SH            OTHER        1         1,331,495
HARLEYSVILLE NATL CORP PA          COM       412850109    3,271      508,713    SH            OTHER        1           508,713
I2 TECHNOLOGIES INC              COM NEW     465754208    16,334     854,291    SH            OTHER        1           854,291
IMS HEALTH INC                     COM       449934108    22,357    1,061,583   SH            OTHER        1         1,061,583
MPS GROUP INC                      COM       553409103    2,281      165,647    SH            OTHER        1           165,647
ON2 TECHNOLOGIES INC               COM       68338A107    2,828     4,635,640   SH            OTHER        1         4,635,640
SUN MICROSYSTEMS INC             COM NEW     866810203    34,620    3,694,725   SH            OTHER        1         3,694,725

